Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	38
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$75,157,313.83	0.4500977	$60,716,566.75	0.3636158	$14,440,747.08
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$168,637,313.83	0.1245052	$154,196,566.75	0.1138436	$14,440,747.08

Weighted Avg. Coupon (WAC)	5.04%		5.06%
Weighted Avg. Remaining Maturity (WARM)	23.38		22.59
Pool Receivables Balance	$198,691,389.93		$183,983,497.37
Remaining Number of Receivables	28,395		27,446

Adjusted Pool Balance	$195,931,276.51		$181,490,529.43

III. COLLECTIONS

Principal:
Principal Collections	$14,466,206.27
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$373,835.31
Total Principal Collections	$14,840,041.58

Interest:
Interest Collections	$825,712.60
Late Fees & Other Charges	$39,720.95
Interest on Repurchase Principal	$-
Total Interest Collections	$865,433.55

Collection Account Interest	$579.62
Reserve Account Interest	$281.93
Servicer Advances	$-

Total Collections	$15,706,336.68

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	38
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$15,706,336.68
Reserve Account Release	$-
Total Available for Distribution	$15,706,336.68

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$165,576.16		$165,576.16	$165,576.16
Collection Account Interest					$579.62
Late Fees & Other Charges					$39,720.95
Total due to Servicer					$205,876.73

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$59,499.54		$59,499.54

Total Class A interest:		$59,499.54		$59,499.54	$59,499.54

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$15,277,315.49

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$14,440,747.08

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$14,440,747.08
Class A Notes Total:	$14,440,747.08	$14,440,747.08
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$14,440,747.08	$14,440,747.08

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			836,568.41

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,760,113.42
Beginning Period Amount	$2,760,113.42
Current Period Amortization	$267,145.48
Ending Period Required Amount	$2,492,967.94
Ending Period Amount	$2,492,967.94
Next Distribution Date Amount	$2,243,095.89

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	13.93%	15.04%	15.04%

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	38
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.21%	26,955	97.39%	$179,177,438.86
30 - 60 Days	1.43%	393	2.06%	$3,793,027.86
61 - 90 Days	0.31%	86	0.49%	$898,828.83
91 + Days	0.04%	12	0.06%	$114,201.82
		27,446		$183,983,497.37
Total
Delinquent Receivables 61 + days past due	0.36%	98	0.55%	$1,013,030.65
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	76	0.40%	$802,656.20
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.36%	106	0.54%	$1,156,979.99
Three-Month Average Delinquency Ratio	0.33%		0.50%

Repossession in Current Period		14		$141,930.94
Repossession Inventory		39		$93,270.75

Charge-Offs
Gross Principal of Charge-Off for Current Period				$241,686.29
Recoveries				$(373,835.31)
Net Charge-offs for Current Period				$(132,149.02)

Beginning Pool Balance for Current Period				$198,691,389.93

Net Loss Ratio				-0.80%
Net Loss Ratio for 1st Preceding Collection Period				-0.07%
Net Loss Ratio for 2nd Preceding Collection Period				-0.47%
Three-Month Average Net Loss Ratio for Current Period				-0.45%

Cumulative Net Losses for All Periods				$9,925,693.40
Cumulative Net Losses as a % of Initial Pool Balance				0.71%

Principal Balance of Extensions				$822,967.76
Number of Extensions				76